Description of Business and Segmented Disclosures - Schedule of Segment and Operational Information (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenues
Gross Sales	$ 5,927	$ 6,027	$ 11,122	$ 10,730
Less: Royalties	324	195	515	288
Revenue	5,603	5,832	10,607	10,442
Expenses
Purchased Product	2,381	2,024	4,490	3,853
Transportation and Blending	1,354	1,665	2,513	3,179
Operating	530	535	1,045	1,177
Production and Mineral Taxes		1		1
(Gain) Loss on Risk Management	(36)	575	181	905
Depreciation, Depletion and Amortization	544	559	1,110	1,194
Exploration Expense	4	4	9	6
Segment Income (Loss)	826	469	1,259	127
General and Administrative	65	106	137	226
Onerous Contract Provisions	(6)	3	(7)	62
Finance Costs	114	156	238	306
Interest Income	(4)	(3)	(6)	(6)
Foreign Exchange (Gain) Loss, Net	(155)	212	(353)	489
Re-measurement of Contingent Payment	(109)	377	154	494
Research Costs	6	7	10	19
(Gain) Loss on Divestiture of Assets	(1)	(1)	4	(1)
Other (Income) Loss, Net	(2)	2	7
Total Non-operating (Income) Expense	(92)	859	184	1,589
Earnings (Loss) From Continuing Operations Before Income Tax	918	(390)	1,075	(1,462)
Income Tax Expense (Recovery)	(866)	20	(819)	(138)
Net Earnings (Loss) From Continuing Operations	1,784	(410)	1,894	(1,324)
Oil Sands [Member]
Revenues
Gross Sales	3,030	3,248	5,457	5,654
Less: Royalties	314	179	491	237
Revenue	2,716	3,069	4,966	5,417
Expenses
Transportation and Blending	1,340	1,642	2,487	3,134
Operating	270	263	544	559
(Gain) Loss on Risk Management	57	688	45	1,142
Operating Margin	1,049	476	1,890	582
Depreciation, Depletion and Amortization	367	383	736	745
Exploration Expense	4	4	9	6
Segment Income (Loss)	678	89	1,145	(169)
Deep Basin [Member]
Revenues
Gross Sales	150	241	370	500
Less: Royalties	10	16	24	51
Revenue	140	225	346	449
Expenses
Transportation and Blending	23	27	42	52
Operating	87	109	180	200
Production and Mineral Taxes		1		1
(Gain) Loss on Risk Management		10		19
Operating Margin	30	78	124	177
Depreciation, Depletion and Amortization	83	107	169	311
Segment Income (Loss)	(53)	(29)	(45)	(134)
Refining and Marketing [Member]
Revenues
Gross Sales	2,849	2,777	5,538	5,009
Revenue	2,849	2,777	5,538	5,009
Expenses
Purchased Product	2,441	2,224	4,604	4,181
Operating	214	197	443	515
(Gain) Loss on Risk Management	(4)	(1)	(11)	4
Operating Margin	198	357	502	309
Depreciation, Depletion and Amortization	68	55	148	109
Segment Income (Loss)	130	302	354	200
Corporate and Eliminations [Member]
Revenues
Gross Sales	(102)	(239)	(243)	(433)
Revenue	(102)	(239)	(243)	(433)
Expenses
Purchased Product	(60)	(200)	(114)	(328)
Transportation and Blending	(9)	(4)	(16)	(7)
Operating	(41)	(34)	(122)	(97)
(Gain) Loss on Risk Management	(89)	(122)	147	(260)
Depreciation, Depletion and Amortization	26	14	57	29
Segment Income (Loss)	71	107	(195)	230
General and Administrative	65	106	137	226
Onerous Contract Provisions	(6)	3	(7)	62
Finance Costs	114	156	238	306
Interest Income	(4)	(3)	(6)	(6)
Foreign Exchange (Gain) Loss, Net	(155)	212	(353)	489
Re-measurement of Contingent Payment	(109)	377	154	494
Research Costs	6	7	10	19
(Gain) Loss on Divestiture of Assets	(1)	(1)	4	(1)
Other (Income) Loss, Net	(2)	2	7
Total Non-operating (Income) Expense	$ (92)	$ 859	$ 184	$ 1,589